Cost of Sales (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Detailed Information About Cost of Sales Explanatory

	Nine months ended December 31, 2024	Year ended March 31, 2024

Total cost of sales is comprised of:

Cost of steel revenue	$1,789.4	$2,263.0

Cost of freight revenue	142.7	198.3

Cost of non-steel revenue	26.3	52.2

	$1,958.4	$2,513.5

Inventories recognized as cost of sales:	$1,815.7	$2,315.2

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$29.3	$13.5